Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity Tables
A summary of common stock warrants issued

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2015	20,726,707	$0.49
Granted	15,471,186	0.23
Forfeited or cancelled	(4,667,358)	0.58
Outstanding, September 30, 2016	31,530,535	0.35	2.3	$978,595
Exercisable, September 30, 2016	31,530,535	0.35	2.3	$978,595

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	12,901,955	$0.56
Granted	6,612,810	0.58
Exercised	(400,000)	0.35
Outstanding, December 31, 2014	19,114,765	0.56
Granted	10,446,539	0.35
Exercised	(1,084,597)	0.35
Forfeited or expired	(7,750,000)	0.49
Outstanding, December 31, 2015	20,726,707	0.49	1.9	$1,080
Exercisable, December 31, 2015	20,726,707	0.49	1.9	$1,080